Loss Per Share - Schedule of Calculation of Basic and Diluted Loss Per Share (Detail) ¥ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2019 USD ($) shares	Mar. 31, 2019 CNY (¥) ¥ / shares shares	Mar. 31, 2018 CNY (¥) ¥ / shares shares	Mar. 31, 2017 CNY (¥) ¥ / shares shares
Numerator:
Net loss	$ (72,460)	¥ (486,275)	¥ (558,169)	¥ (939,137)
Accretion of convertible redeemable preferred shares to redemption value	(75,978)	(509,904)	(688,240)	(601,902)
Deemed dividends to preferred shareholders	(13,273)	(89,076)
Net loss attributable to ordinary shareholders-Basic and Diluted	$ (161,711)	¥ (1,085,255)	¥ (1,246,409)	¥ (1,541,039)
Denominator:
Weighted average number of ordinary shares-basic and diluted | shares	1,247,998,533	1,247,998,533	550,793,455	555,729,818
Basic and diluted loss per share | ¥ / shares		¥ (0.87)	¥ (2.26)	¥ (2.77)